Note 19 - Leases	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of leases [text block]
19	Leases

Leases as lessee

The Group leases administrative offices. The leases, which the Group normally enters into, typically run for a period of 3 to 6 years, with an option to renew the lease after that date. The two leases for the administrative offices expire in 2024 and 2025.

Information about leases for which the Group is a lessee is presented below.

i)	Amounts recognised in the statement of financial position

Right of use assets

Right of use assets related to leased properties are presented as part of property, plant and equipment (refer note 17).

	2022	2021

Balance at January 1	446	229
Depreciation	(137)	(115)
Additions to right of use assets	-	528
Derecognition of right of use assets	-	(172)
Foreign currency movement	(14)	(24)
Balance at December 31	295	446

Lease liabilities

	2022	2021

Balance at January 1	465	239
Additions to lease liability	-	527
Finance cost	31	24
Lease payments	(150)	(129)
Foreign currency movement	(33)	(23)
Derecognition of lease liability	-	(173)
Balance at December 31	313	465

ii)	Amounts recognised in profit or loss

	2022	2021	2020

Finance cost on lease liabilities (note 15)	31	24	15
Unrealised foreign exchange gain (loss)	19	1	(2)
Depreciation (note 17)	137	115	99
	187	140	112

iii)	Amounts recognised in statement of cash flows

	2022	2021	2020

Total cash outflow for leases - total payment	150	129	118
Total cash outflow for leases - finance cost	(31)	(24)	(15)
Total cash outflow for leases - principal	119	105	103

iv)	Maturity of lease liabilities

The maturity of lease liabilities are as follows as at December 31:

	2022	2021

Less than one year	152	158
One to two years	150	165
Two to three years	40	163
Three to four years	–	46
Total lease payments	342	532
Finance cost	(29)	(67)
Present value of lease liabilities	313	465